Net Interest Income - Summary of Net Interest Income (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Analysis of income and expense [abstract]
Interest income on financial assets at fair value through other comprehensive income	£ 209
Interest expense on financial assets at fair value through other comprehensive income	£ 298